Warrant Liabilities (Details) - Schedule of private warrants - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Schedule Of Private Warrants Abstract
Balance at beginning		$ 7,112	[1]
Acquired private warrants				7,363
Fair value remeasurement		(5,396)		(251)
Balance at ending	[1]	$ 1,716		$ 7,112

[1]	Private warrants include 2,875,000 held by the former SPAC sponsors deposited in an escrow account.